ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	2011	2011	2010
	USD	RMB	RMB
Legal and professional fees	388	2,438	2,749
Accrued staff related costs	1,924	12,109	7,750
Other accruals	1,278	8,046	5,082

	3,590	22,593	15,581